Employee benefits - Changes in the Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Benefit obligation at the beginning of the year	$ 279	$ 9,550	$ 9,864
Current cost of service	0	0	0
Interest cost	12	255	240
Actuarial gain (loss)	180	(1,357)	(135)
Settlement	0	(7,739)	0
Benefits paid	(185)	(430)	(419)
Benefit obligation at the end of the year	$ 286	$ 279	$ 9,550